Note 12 - Financial Instruments with Off-balance-sheet Risk (Details Textual) - Standby Letters of Credit [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 73,000,000
Minimum [Member]
Guarantee Obligations, Term 1	1 year
Maximum [Member]
Guarantee Obligations, Term 1	2 years